Income Taxes - Schedule of Amounts of Tax Pools Available, Including Tax Losses (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	$ 9,657	$ 8,761
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	6,540	6,113
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	$ 3,117	$ 2,648